Balances and Transactions with Interested and Related Parties - Schedule of Salaries and Benefits to Interested and Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Salaries and Benefits to Interested and Related Parties [Abstract]
Salary and related benefits to CEO and director employed by the Company including cost of share-based payment	[1]	$ 1,247	$ 592	$ 132
Salary and related benefits of senior management and fees of directors not employed by the Company including cost of share-based payment		3,374	625	566
Salary and related benefits to former Interim CEO and former CEO including cost of share-based payment	[2]	328	476	811
Salary and related benefits to the former Chief of Staff and Vice President of Human Resources including cost of share-based payment	[3]			28
Total salary		$ 4,949	$ 1,693	$ 1,537

[1]

Relates to the cost of employment of Mr. Noah Hershkovitz, a member of the Company’s Board of Directors from October 3, 2023 to March 31, 2026, and Chief Executive Officer of the Company from December 4, 2023, to March 31, 2026.

Mr. Hershcoviz holds 9.99% of one of the Company’s former service providers, A-Labs. Therefore, during his tenure as a member of the Board of Directors and as Chief Executive Officer, any decision regarding A-Labs transactions required special approval as a related party transaction. In addition, Mr. Hershcoviz also served as a director in BST and therefore decisions regarding BST prior to the BST merger also required special approval as a related party transaction.

[2]	Relates to the cost of compensation and employment of Mr. Uzi Moskowitz, a member of the Company’s Board of Directors and the Company’s Interim Chief Executive Officer from February 2, 2023 until December 4, 2023; also relates to Mr. Eyal Moshe, a former member of the Company’s Board of Directors and the Company’s chief executive officer until February 2, 2023, excluding any misappropriates expenses. Mr. Moshe’s employment with the Company was terminated for cause, effective July 24, 2023, in connection with these unauthorized expenses.
[3]	Relates to the cost of employment of Ms. Ayelet Bitan, former Chief of Staff and Vice President of Human Resources in the Company and the spouse of Mr. Eyal Moshe, excluding any allegedly misappropriated expenses as detailed in Note 22. Ms. Bitan resigned in February 2023.